Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information
Reporting Information by Segment
	Drybulk Segment			Offshore Support Segment			Drilling Segment			Tanker Segment			TOTAL
	2014	2015	2016	2014	2015	2016	2014	2015	2016	2014	2015	2016	2014	2015	2016
Revenues	$205,630	$115,598	$30,777	$-	$8,118	$21,157	$1,817,077	$725,805	$-	$162,817	$120,304	$-	$2,185,524	$969,825	$51,934
Vessels and drilling units operating expenses	90,376	87,704	30,969	-	3,977	14,587	727,832	259,623	-	26,052	19,770	7	844,260	371,074	45,563
Depreciation and amortization	99,631	65,607	-	-	672	3,466	325,744	155,352	-	24,417	6,021		449,792	227,652	3,466
Goodwill impairment	-	-	-	-	-	7,002	-	-	-	-	-	-	-	-	7,002
Loss on contract cancellation	1,307	28,241	-	-	-	-	-	-	-	-	-	-	1,307	28,241	-
Impairment loss, gain/loss from sale of vessels and vessel owning companies and other	38,148	1,000,485	35,470	-	-	70,873	-	-	-	-	56,631	-	38,148	1,057,116	106,343
General and administrative expenses	48,441	44,519	29,822	-	2,858	9,849	131,745	46,989	-	13,500	10,546	37	193,686	104,912	39,708
Gain/(loss) on interest rate swaps	(1,142)	(567)	917	-	-	-	(12,671)	(9,588)	-	(1,715)	(1,446)	(514)	(15,528)	(11,601)	403
Gain on debt restructuring	-	-	10,477	-	-	-	-	-	--	-	-	-	-	-	10,477
Income taxes	-	-	-	-	(188)	(38)	(77,823)	(36,931)	-	-	-	-	(77,823)	(37,119)	(38)
Net income/(loss)	(206,303)	(1,180,056)	(69,966)	-	(2,711)	(86,553)	259,654	(1,601,451)	(41,454)	4,669	(23,868)	(713)	58,020	(2,808,086)	(198,686)
Net income/(loss) attributable to Dryships Inc.	(206,303)	(1,180,056)	(69,966)	-	(2,657)	(86,553)	154,122	(1,640,480)	(41,454)	4,669	(23,868)	(713)	(47,512)	(2,847,061)	(198,686)
Interest and finance cost	(102,806)	(45,321)	(8,706)	-	(105)	(93)	(298,839)	(123,463)	-	(10,540)	(8,766)	(58)	(412,185)	(177,655)	(8,857)
Interest income	1,074	76	66	-	2	13	12,227	5,954	-	9	18	2	13,310	6,050	81
Change in fair value of derivatives (gain)/loss	(21,069)	(10,768)	(1,957)	-	(6)	-	(15,909)	349	-	7,674	(422)	(236)	(29,304)	(10,848)	(2,193)
Total assets	$1,731,295	$342,287	$162,532	$-	$131,124	$31,191	$8,095,212	$-	$-	$650,082	$2,641	$7	$10,476,589	$476,052	$193,730

Segment Information Reconciliation
	December 31, 2014	December 31, 2015	December 31, 2016
Interest and finance costs
Interest for reportable segments	412,185	177,655	8,857
Elimination of intersegment interest	(1,164)	(5,523)	-
Total consolidated Interest and finance costs	$411,021	$172,132	$8,857

Interest income
Interest for reportable segments	13,310	6,050	81
Elimination of intersegment interest	(1,164)	(5,523)	-
Total consolidated Interest income	12,146	527	81

Total Assets
Total Assets for reportable segments	10,476,589	476,052	193,730
Elimination of intersegment receivables	(117,219)	-	-
Total consolidated Assets	10,359,370	476,052	193,730

Revenue per Country
	For the years ended December 31,
Country	2014	2015	2016
Congo	$-	$31,807	$-
Norway	220,044	101,584	-
Brazil	581,635	253,283	-
Ivory Coast	97,232	12,065	-
Angola	807,742	275,410	-
Falkland	-	51,656	-
Gabon/ West Africa	110,424	-	-
Total leasing and service revenues	$1,817,077	$725,805	$-

	For the years ended December 31,
Country	2014	2015	2016
Brazil	-	8,118	19,312
Europe	-	-	1,800
Total revenues	$-	$8,118	$21,112